UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07853

Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

                                   Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

                                     Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-463-6670

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCK — 99.4%

Consumer Discretionary — 21.5%

ADVERTISING AGENCIES — 0.5%
Marchex, Inc. (B Shares)	437,605	$1,763,548

AUTO PARTS — 2.3%
Gentherm, Inc. *	106,850	4,799,702
LKQ Corp. *	110,545	3,135,056

		7,934,758

ENTERTAINMENT — 3.8%
IMAX Corp. (Canada) * (a)	230,645	7,793,495
Live Nation Entertainment, Inc. *	224,385	5,394,215

		13,187,710

RADIO & TV BROADCASTERS — 1.0%
Entravision Communications Corp. (A Shares)	542,315	3,600,972

RESTAURANTS — 4.9%
Chuy’s Holdings, Inc. *	108,060	3,068,904
Del Frisco’s Restaurant Group *	127,995	1,777,851
Krispy Kreme Doughnuts, Inc. *	224,460	3,283,850
Red Robin Gourmet Burgers, Inc. *	37,730	2,857,670
Texas Roadhouse, Inc.	160,600	5,974,320

		16,962,595

SPECIALTY RETAIL — 4.9%
DSW, Inc. (A Shares)	259,075	6,557,188
Stein Mart, Inc.	259,080	2,507,894
Ulta Salon Cosmetics & Fragrance, Inc. *	40,355	6,591,989
Zumiez, Inc. *	104,625	1,635,289

		17,292,360

TEXTILES APPAREL & SHOES — 4.1%
G-III Apparel Group, Ltd. *	118,750	7,322,125
Oxford Industries, Inc.	97,100	7,173,748

		14,495,873

TOTAL CONSUMER DISCRETIONARY		75,237,816

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Consumer Staples — 3.9%

DRUG & GROCERY STORE CHAINS — 1.6%
Smart & Final Stores, Inc. *	363,290	$5,707,286

FOODS — 2.3%
TreeHouse Foods, Inc. *	53,565	4,166,821
United Natural Foods, Inc. * (a)	79,260	3,844,903

		8,011,724

TOTAL CONSUMER STAPLES		13,719,010

Energy — 3.9%

OIL: CRUDE PRODUCERS — 3.9%
Bonanza Creek Energy, Inc. *	117,530	478,347
Matador Resources Co. * (a)	266,835	5,534,158
PDC Energy, Inc. * (a)	109,745	5,817,582
Rex Energy Corp. * (a)	869,885	1,800,662

		13,630,749

TOTAL ENERGY		13,630,749

Financial Services — 7.0%

ASSET MANAGEMENT & CUSTODIAN — 0.7%
Financial Engines, Inc. (a)	82,725	2,437,906

BANKS: DIVERSIFIED — 0.7%
Texas Capital Bancshares, Inc. *	49,950	2,618,379

CONSUMER LENDING — 2.0%
Encore Capital Group, Inc. * (a)	190,235	7,038,695

FINANCIAL DATA & SYSTEMS — 3.6%
Alliance Data Systems Corp. *	25,065	6,491,334
WageWorks, Inc. *	133,805	6,031,929

		12,523,263

TOTAL FINANCIAL SERVICES		24,618,243

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2015 (Unaudited)

		Value
	Shares	(Note 2)

Healthcare — 17.4%

BIOTECHNOLOGY — 2.5%
Ligand Pharmaceuticals, Inc. * (a)	64,555	$5,529,136
Repligen Corp. *	110,895	3,088,426

		8,617,562

HEALTH CARE FACILITIES — 0.5%
Adeptus Health, Inc. (A Shares) *	20,680	1,670,117

HEALTHCARE SERVICES — 1.7%
AMN Healthcare Services, Inc *	50,420	1,513,104
BioTelemetry, Inc. *	148,185	1,813,784
ExamWorks Group, Inc. *	95,695	2,798,122

		6,125,010

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 8.1%
AngioDynamics, Inc. *	170,530	2,249,291
Cooper Companies, Inc. (The)	40,330	6,003,524
Globus Medical, Inc. (A Shares) *	260,395	5,379,761
ResMed, Inc. (a)	75,380	3,841,365
Vascular Solutions, Inc. *	100,232	3,248,519
West Pharmaceutical Services, Inc.	144,405	7,815,199

		28,537,659

MEDICAL EQUIPMENT — 2.2%
Inogen, Inc. * (a)	76,455	3,711,890
Luminex Corp. *	238,625	4,035,149

		7,747,039

PHARMACEUTICALS — 2.4%
Akorn, Inc. * (a)	56,520	1,611,103
Cambrex Corp. *	102,535	4,068,589
IGI Laboratories, Inc. * (a)	411,155	2,688,954

		8,368,646

TOTAL HEALTHCARE		61,066,033

Materials & Processing — 5.9%

BUILDING MATERIALS — 1.9%
NCI Building Systems, Inc. *	169,400	1,790,558
Trex Co., Inc. *	148,965	4,965,003

		6,755,561

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2015 (Unaudited)

			Value
	Shares		(Note 2)

Materials & Processing — (Continued)

CHEMICALS: DIVERSIFIED — 2.5%
Chemtura Corp. *	64,355	$	1,841,840
PolyOne Corp.	230,544		6,764,161

			8,606,001

DIVERSIFIED MATERIALS & PROCESSING — 1.5%
Belden, Inc.	114,755		5,357,911

TOTAL MATERIALS & PROCESSING			20,719,473

Producer Durables — 16.3%

BACK OFFICE SUPPORT, HR, AND CONSULTING — 4.5%
Advisory Board Co. (The) *	98,730		4,496,164
CEB, Inc.	97,845		6,686,727
WNS Holdings, Ltd., ADR *	166,709		4,659,517

			15,842,408

COMMERCIAL SERVICES: RENTAL & LEASING — 1.0%
Mobile Mini, Inc.	115,535		3,557,323

FORMS AND BULK PRINTING SERVICES — 0.7%
InnerWorkings, Inc. *	363,240		2,270,250

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.0%
MSC Industrial Direct Co., Inc. (A Shares)	58,725		3,583,987

MACHINERY: INDUSTRIAL — 2.2%
Middleby Corp. *	41,650		4,381,164
Tennant Co.	57,740		3,243,833

			7,624,997

OFFICE SUPPLIES & EQUIPMENT — 2.0%
Electronics For Imaging, Inc. *	157,705		6,825,472

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 3.7%
A.O. Smith Corp.	104,570		6,816,918
EnerSys (a)	115,575		6,192,508

			13,009,426

TRANSPORTATION MISCELLANEOUS — 1.2%
Hub Group, Inc. *	116,085		4,226,655

TOTAL PRODUCER DURABLES			56,940,518

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2015 (Unaudited)

		Value
	Shares	(Note 2)

Technology — 22.3%

COMPUTER SERVICES SOFTWARE & SYSTEMS — 13.3%
Actua Corp. *	159,240	$1,872,662
Acxiom Corp. *	354,176	6,998,518
Bottomline Technologies, (de) Inc. *	241,190	6,032,162
Callidus Software, Inc. *	406,970	6,914,420
comScore, Inc. *	116,055	5,355,938
LogMein, Inc. *	29,595	2,017,195
Monotype Imaging Holdings, Inc.	101,000	2,203,820
Pegasystems, Inc.	220,240	5,420,106
SPS Commerce, Inc. *	28,425	1,929,773
Ultimate Software Group, Inc. *	44,235	7,918,507

		46,663,101

COMPUTER TECHNOLOGY — 0.5%
Avid Technology, Inc. * (a)	205,810	1,638,248

ELECTRONIC COMPONENTS — 3.2%
Methode Electronics, Inc.	188,425	6,010,757
Rogers Corp. *	97,465	5,183,189

		11,193,946

PRODUCTION TECHNOLOGY EQUIPMENT — 0.3%
Xcerra Corp. *	153,020	960,966

SEMICONDUCTORS & COMPONENTS — 4.2%
Ceva, Inc. *	154,440	2,867,951
Exar Corp. *	280,600	1,669,570
MaxLinear, Inc. (A Shares) *	425,360	5,291,478
Power Integrations, Inc.	120,235	5,070,310

		14,899,309

TELECOMMUNICATIONS EQUIPMENT — 0.8%
Ruckus Wireless, Inc. * (a)	233,565	2,774,752

TOTAL TECHNOLOGY		78,130,322

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2015 (Unaudited)

		Value
	Shares	(Note 2)

Utilities — 1.2%

TELECOMMUNICATIONS — 1.2%
8X8, Inc. *	484,755	$4,008,924

TOTAL UTILITIES		4,008,924

TOTAL COMMON STOCK (COST $257,028,632)		348,071,088

WARRANTS — —%

Energy — —%
Magnum Hunter Resources, Strike price $8.50, Expires 4/15/16	186,280	—

TOTAL ENERGY		—

TOTAL WARRANTS (COST $—)		—

SECURITIES LENDING COLLATERAL — 13.9%
BlackRock Liquidity Funds TempFund Portfolio	19,271,588	19,271,588
U.S. Treasury Bill, 0.00%, 12/10/15-08/18/16	4,186,054	4,186,054
U.S. Treasury Bond, 2.50%-6.00%, 02/15/26-05/15/45	7,747,671	7,747,671
U.S. Treasury Inflation Indexed, 0.125%-2.375%, 04/15/19-
02/15/44	2,172,137	2,172,137
U.S. Treasury Note, 0.104%-5.125%, 12/31/15-05/15/25	15,139,885	15,139,885

TOTAL SECURITIES LENDING COLLATERAL (COST $48,517,335)		48,517,335

MONEY MARKET SECURITY — 1.5%

Money Market Fund — 1.5%
BlackRock Liquidity Funds TempFund Portfolio	5,190,007	5,190,007

TOTAL MONEY MARKET SECURITY (COST $5,190,007)		5,190,007

TOTAL INVESTMENTS (COST $310,735,974) — 114.8%		401,778,430

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.8)%		(51,661,891)

NET ASSETS — 100.0%		$350,116,539

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments - concluded
“GROWTH-WITH-VALUE” SMALL CAP FUND	September 30, 2015 (Unaudited)

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investment.

ADR       American Depository Receipt

Aggregate cost	$310,735,974

Gross unrealized appreciation	$118,422,475
Gross unrealized depreciation	(27,380,019)

Net unrealized appreciation	$91,042,456

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

1. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities
• Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of September 30, 2015 in valuing the Fund’s assets carried at fair value:

			Level 2
	Total		Significant	Level 3
	Value at	Level 1	Other	Significant
	September 30,	Quoted	Observable	Unobservable
	2015	Prices	Inputs	Inputs
Common Stocks*	$348,071,088	$348,071,088	$—	$—
Securities Lending Collateral	48,517,335	48,517,335	—	—
Money Market Security	5,190,007	5,190,007	—	—

Total	$401,778,430	$401,778,430	$—	$—

*Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

KALMAR POOLED INVESTMENT TRUST
Notes to Quarterly Schedule of Investments (Unaudited) - concluded
“GROWTH-WITH-VALUE” SMALL CAP FUND

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended September 30, 2015, there were no transfers between levels 1, 2 and 3 for the Fund.

2. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of September 30, 2015, the market value of the securities on loan and collateral are $48,331,670 and $48,517,335, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date 11-17-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date 11-17-2015

By (Signature and Title)*	/s/ Cynthia A. Richards
Cynthia A. Richards, Chief Financial Officer
(principal financial officer)

Date 11-17-2015

* Print the name and title of each signing officer under his or her signature.